Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents
	December 31	December 31
	2022	2021
	USD in thousands	USD in thousands
Cash in banks	129,792	113,686
Short term deposits	64,077	152,247

	193,869	265,933